Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Equity Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 109 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 208 of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in US securities markets. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the US.

The fund may invest, to a limited extent, in (1) stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy, and (2) securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure. In addition, these derivative instruments may be used to obtain or adjust exposure to certain markets.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle, using (1) a value-oriented dividend discount methodology toward individual securities and (2) market analysis that attempts to identify value across country boundaries. This approach focuses on future anticipated dividends and their current discounted worth and then compares the values of different possible investments. Currency returns can be an integral component of an investment's total return, and Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the US and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

J.P. Morgan uses an active Europe, Australasia, and Far East Opportunities strategy. J.P. Morgan applies a uniform valuation methodology across regions and sectors, and analysts conduct thorough analysis with a particular emphasis on a company's normalized (or mid-cycle) earnings and their intermediate growth rate. J.P. Morgan typically focuses on the most attractive companies, within a sector, that possess a catalyst for share price appreciation.

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of global equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital also employs monitoring tools and certain additional constraints to ensure compliance with global short sale regulations. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

Chautauqua endeavors to achieve consistent risk adjusted excess returns by managing a concentrated portfolio of 25-35 quality, growth companies generally headquartered outside of the United States. The portfolio consists of a carefully diversified set of best idea equities that Chautauqua believes will benefit from long-term trends, have sustainable competitive advantages and exhibit growth that should outpace the market. Companies are valued based on a forward looking cash flow analysis. When selecting investments, Chautauqua has a long-term time horizon.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. The risks of investing in derivative instruments also include market and management risks. In addition, many types of non-exchange traded derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Leverage risk associated with financial instruments and practices: The use of financial instruments, including derivatives used for investment (non-hedging) purposes, and the engagement in certain practices, such as the investment of proceeds received in short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on April 1, 2004. J.P. Morgan assumed day-to-day management of another portion of the fund's assets on November 8, 2010. Chautauqua assumed day-to-day management of a separate portion of the fund's assets on August 5, 2013. Los Angeles Capital assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PACE International Equity Investments Annual Total Returns of Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2013: 13.63% Best quarter during calendar years shown—2Q 2009: 22.47% Worst quarter during calendar years shown—4Q 2008: (20.26)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees and expenses.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class C shares' after-tax returns shown.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2012)
MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.21%
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.38%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,048
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,418
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.22%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.47%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
Annual Return 2003	rr_AnnualReturn2003	38.11%
Annual Return 2004	rr_AnnualReturn2004	17.22%
Annual Return 2005	rr_AnnualReturn2005	12.81%
Annual Return 2006	rr_AnnualReturn2006	26.98%
Annual Return 2007	rr_AnnualReturn2007	9.91%
Annual Return 2008	rr_AnnualReturn2008	(44.49%)
Annual Return 2009	rr_AnnualReturn2009	24.43%
Annual Return 2010	rr_AnnualReturn2010	3.00%
Annual Return 2011	rr_AnnualReturn2011	(10.78%)
Annual Return 2012	rr_AnnualReturn2012	15.95%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
CLASS C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%
CLASS C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.87%
CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.37%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,691
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2001

[1]	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.